Other Non-Current Assets (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2027	Dec. 31, 2026	Apr. 17, 2026
Forecast [Member]
Other Non-Current Assets [Line Items]
Consideration receivable	¥ 17	¥ 85	¥ 4